FEDERATED WORLD INVESTMENT SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 30, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       Federated World Investment Series (the “Fund”)

Federated International Leaders Fund

Class T Shares

Federated International Small-Mid Company Fund

Class T Shares

1933 Act File No. 33-52149

1940 Act File No. 811-7141

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated March 30, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 68 on March 29, 2017.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary